UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.5%

Security	Principal Amount		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,925,049

Total Albania			$4,925,049

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,045,621

Total Bermuda			$1,045,621

Bosnia and Herzegovina — 0.3%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	16,594	$10,504
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86,137	56,809
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76,307	49,266
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120,409	75,232
Republic of Srpska, 1.50%, 6/30/23	BAM	324,907	129,697
Republic of Srpska, 1.50%, 10/30/23	BAM	193,820	75,539
Republic of Srpska, 1.50%, 12/15/23	BAM	47,963	18,147
Republic of Srpska, 1.50%, 5/31/25	BAM	5,336,944	1,771,757
Republic of Srpska, 1.50%, 6/9/25	BAM	533,631	176,747

Total Bosnia and Herzegovina			$2,363,698

Brazil — 4.8%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,850,141
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	3,375,117	1,842,374
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	12,082,327
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,133,595
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,366,425
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	392,297

Total Brazil			$38,667,159

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000,000	$650,169
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,014,076

Total Chile			$1,664,245

Colombia — 3.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000,000	$4,460,788
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	7,037,689
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,384,597
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	4,054,663

Total Colombia			$28,937,737

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	57,055,542	$92,045
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,409,846	11,968

Total Costa Rica			$104,013

Security	Principal Amount		Value
Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,310,000	$1,618,634
Republic of Cyprus, 4.625%, 2/3/20	EUR	331,000	326,962

Total Cyprus			$1,945,596

Dominican Republic — 0.3%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	107,000,000	$2,634,495

Total Dominican Republic			$2,634,495

Georgia — 0.5%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994,000	$1,217,191
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	525,295
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	228,464
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	403,000	259,682
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	336,434
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	1,484,000	911,200
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	302,606

Total Georgia			$3,780,872

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150,000	$6,044,488

Total Germany			$6,044,488

Hungary — 5.8%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,894,354
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000,000	5,122,321
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	880,849
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,770,570
Hungary Government Bond, 6.75%, 2/12/13	HUF	505,300,000	2,346,246
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	7,492,823
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,438,035
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	2,127,577
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,395,702
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,231,288
National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	734,460
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,816,037
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	507,615
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	2,134,583

Total Hungary			$46,892,460

Indonesia — 9.1%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000,000	$877,360
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000,000	3,467,094
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000,000	8,387,424
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000,000	583,668
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000,000	3,696,796
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000,000	1,740,785
Indonesia Government Bond, 9.00%, 9/15/13	IDR	26,300,000,000	2,775,012
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000,000	1,614,042
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000,000	3,820,415
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000,000	4,677,019
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000,000	16,259,018

Security	Principal Amount		Value
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000,000	$796,173
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000,000	1,265,593
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000,000	3,034,779
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000,000	1,194,138
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000,000	3,170,812
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000,000	4,560,032
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000,000	1,642,274
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000,000	2,044,516
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000,000	2,428,077
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000,000	1,866,416
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000,000	3,512,492

Total Indonesia			$73,413,935

Israel — 0.2%
State of Israel, 4.50%, 1/30/43	USD	1,554,000	$1,540,093

Total Israel			$1,540,093

Jordan — 0.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800,000	$1,116,987

Total Jordan			$1,116,987

Malaysia — 4.4%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125,000	$1,298,452
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076,000	7,850,117
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003,000	2,308,071
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541,000	2,480,069
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786,000	3,588,027
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063,000	8,753,737
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775,000	5,306,762
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750,000	1,276,165
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047,000	1,402,623
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480,000	1,214,550

Total Malaysia			$35,478,573

Mexico — 4.5%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,787,606
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,860,689
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	847,527
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,024,861
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,988,732
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	641,782
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,967,435
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,732,781
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,978,322
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	7,131,854
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	6,625,091

Total Mexico			$36,586,680

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	550,000	$541,647

Total Mongolia			$541,647

Security	Principal Amount		Value
New Zealand — 3.0%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	2,015,400	$1,804,722
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570,000	1,448,341
New Zealand Government Bond, 5.50%, 4/15/23	NZD	7,032,000	6,799,514
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570,000	1,495,054
New Zealand Government Bond, 6.00%, 5/15/21	NZD	12,363,000	12,201,751

Total New Zealand			$23,749,382

Nigeria — 0.7%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000,000	$1,959,285
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	471,472,000	3,866,100

Total Nigeria			$5,825,385

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	458,000	$455,710

Total Paraguay			$455,710

Peru — 2.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,162,646
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,326,212
Republic of Peru, 6.90%, 8/12/37(5)	PEN	4,730,000	2,323,328
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	978,449
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	870,832
Republic of Peru, 7.84%, 8/12/20(5)	PEN	15,334,000	7,493,458
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	3,144,018
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,584,250
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	802,811

Total Peru			$20,686,004

Philippines — 1.7%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000,000	$3,938,311
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690,000	3,147,702
Republic of the Philippines, 6.25%, 1/14/36	PHP	150,000,000	4,719,184
Republic of the Philippines, 8.75%, 3/3/13	PHP	28,430,000	703,432
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510,000	867,394

Total Philippines			$13,376,023

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,250,276
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	2,020,256
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,008,607

Total Poland			$4,279,139

Romania — 1.2%
Romania Government Bond, 5.80%, 10/26/15	RON	9,720,000	$3,026,446
Romania Government Bond, 5.85%, 7/28/14	RON	2,530,000	786,360
Romania Government Bond, 5.90%, 7/26/17	RON	18,420,000	5,777,134
Romania Government Bond, 11.00%, 3/5/14	RON	490,000	160,177

Total Romania			$9,750,117

Security	Principal Amount		Value
Russia — 9.2%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$22,875,600
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	250,000,000	9,077,619
Russia Government Bond, 6.88%, 7/15/15	RUB	9,600,000	326,749
Russia Government Bond, 7.00%, 6/3/15	RUB	249,663,000	8,528,031
Russia Government Bond, 7.10%, 3/13/14	RUB	508,360,000	17,200,462
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,357,447
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,637,302
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035,000	5,364,106
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080,000	4,820,354
Russia Government Bond, 12.00%, 8/20/14	RUB	8,230,000	299,864

Total Russia			$74,487,534

Serbia — 2.7%
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	$2,844,308
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	6,426,210
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000,000	2,267,520
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400,000	7,482,079
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	843,779
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	258,776
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,292,489

Total Serbia			$21,415,161

Slovenia — 0.6%
Republic of Slovenia, 4.375%, 1/18/21(5)	EUR	2,650,000	$3,477,094
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	1,211,000	1,257,926

Total Slovenia			$4,735,020

South Africa — 5.2%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	$5,744,882
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,198,656
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,009,262
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	3,804,937
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	3,941,785
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,388,980
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	3,568,374
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,323,587
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	10,838,475

Total South Africa			$41,818,938

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140,000	$1,232,088
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	1,030,750
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	390,000	423,150
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130,000	179,196
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	49,400,000	391,110
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870,000	1,302,156

Total Sri Lanka			$4,558,450

Thailand — 3.5%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$4,042,850
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,102,724
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,541,231

Security	Principal Amount		Value
Kingdom of Thailand, 4.25%, 3/13/13	THB	124,861,000	$4,193,186
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,205,542
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,100,065
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,512,619
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,671,859

Total Thailand			$28,370,076

Turkey — 11.3%
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	$14,044,287
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	11,216,167	7,758,048
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	9,029,399
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	3,133,220
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255,000	8,294,031
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090,000	1,412,703
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,785,776
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	14,723,184
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,192,264
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,960,940
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	802,726

Total Turkey			$91,136,578

Uruguay — 0.0%(3)
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	2,002,463	$102,748

Total Uruguay			$102,748

Total Foreign Government Bonds (identified cost $620,233,367)			$632,429,613

Common Stocks — 0.4%

Security	Shares		Value
France — 0.1%
Sanofi		2,960	$288,559
Total SA		5,136	278,332

Total France			$566,891

Germany — 0.2%
Deutsche EuroShop AG		17,807	$758,094
Deutsche Wohnen AG		37,261	717,369
GSW Immobilien AG		16,881	720,335

Total Germany			$2,195,798

Luxembourg — 0.1%
GAGFAH SA(6)		55,977	$685,010

Total Luxembourg			$685,010

Total Common Stocks (identified cost $2,859,515)			$3,447,699

Precious Metals — 1.0%

Description	Troy Ounces	Value
Platinum (6)	4,784	$8,031,515

Total Precious Metals (identified cost $8,395,923)		$8,031,515

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	$59,707
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	48,000
Indian Rupee	Bank of America	INR	204,774	INR	52.00	5/6/13	24,481
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	22,328
Indian Rupee	Bank of America	INR	187,000	INR	55.00	7/1/13	105,882
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	60,488
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	95,565
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	24,516
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	59,707
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	10,277
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	58,536
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	11,922
Indian Rupee	Goldman Sachs International	INR	154,000	INR	55.00	7/1/13	87,197
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	39,024
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	61,142
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	48,129
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	40,107
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	42,146
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	40,976
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	19,834
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	26,738

Total Currency Call Options Purchased (identified cost $733,333)							$986,702

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	21,665	CNH	6.50	5/20/13	$495
Yuan Offshore Renminbi	Citibank NA	CNH	20,488	CNH	6.50	5/20/13	469
Yuan Offshore Renminbi	HSBC Bank USA	CNH	23,153	CNH	6.50	5/20/13	529
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	19,403	CNH	6.50	5/20/13	444

Total Currency Put Options Purchased (identified cost $111,836)							$1,937

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	83	$95.00	8/12/13	$206,670

Total Put Options Purchased (identified cost $587,640)					$206,670

Short-Term Investments — 19.5%

Foreign Government Securities — 10.4%

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.0%(3)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,282

Total Bosnia and Herzegovina			$4,282

Croatia — 0.3%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	$244,267
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	526,985
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	626,504
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	525,748
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	432,270

Total Croatia			$2,355,774

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	$337,964
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	300	176,261

Total Georgia			$514,225

Nigeria — 4.4%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	143,000	$908,099
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	5,189,209
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,163,500	13,624,834
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	175,600	1,098,793
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	87,800	547,933
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	139,000	865,028
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	82,600	509,954
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	787,259
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	9,756,383
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	2,326,038

Total Nigeria			$35,613,530

Philippines — 0.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	28,990	$712,530
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	39,150	962,213
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	82,120	2,018,097
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	41,940	1,030,367
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	58,940	1,446,330
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	559,577

Total Philippines			$6,729,114

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,024,529

Total Romania			$2,024,529

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300	$7,405,558
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470	125,208
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	1,393,054
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	232,360
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	7,367,331
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	502,982

Total Serbia			$17,026,493

Singapore — 0.0%(3)
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	400	$323,068

Total Singapore			$323,068

South Korea — 0.1%
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	658,430	$603,238
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	538,550	491,828

Total South Korea			$1,095,066

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	23,440	$185,474
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	531,440	4,180,325
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	134,000	1,052,116
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920	148,552
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	136,490	1,065,836
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	46,830	364,374
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	4,382,256
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	425,500
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,360,325
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,736,456

Total Sri Lanka			$14,901,214

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	$196,659
Monetary Regulation Bill, 0.00%, 2/26/13	UYU	4,590	238,662
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	16,741	874,079
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	5,528	288,078
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	11,002	572,332
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	18,844	978,463

Total Uruguay			$3,148,273

Total Foreign Government Securities (identified cost $81,274,252)			$83,735,568

U.S. Treasury Obligations — 2.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(7)		$17,904	$17,903,911

Total U.S. Treasury Obligations (identified cost $17,903,824)			$17,903,911

Repurchase Agreements — 4.0%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/10/13 with a maturity date of 2/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 6,307,832, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,484,284.	EUR	6,308	$8,565,517
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 802,929, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,080,492.	EUR	803	1,090,654
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,122,301, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,513,142.	EUR	1,123	1,524,471
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,185,326, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,595,925.	EUR	1,186	1,610,080
Barclays Bank PLC:
Dated 1/16/13 with a maturity date of 2/21/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 2,590,042, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,533,032.	EUR	2,590	3,517,003
Citibank NA:
Dated 1/24/13 with a maturity date of 2/28/13, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 5,404,666, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,320,124.	EUR	5,405	7,339,220
Nomura International PLC:
Dated 12/7/12 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 3,656,232, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,895,517.	EUR	3,657	4,965,277
Dated 1/2/13 with a maturity date of 2/6/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 956,404, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,282,113.	EUR	957	1,298,780
Dated 1/23/13 with a maturity date of 2/28/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 1,510,142, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,037,434.	EUR	1,510	2,050,561

Total Repurchase Agreements (identified cost $31,173,995)			$31,961,563

Other — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)	$23,180	$23,179,780

Total Other (identified cost $23,179,780)		$23,179,780

Total Short-Term Investments (identified cost $153,531,851)		$156,780,822

Total Investments — 99.5% (identified cost $786,453,465)		$801,884,958

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	$(81,490)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(77,486)
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	(41,659)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(96,101)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(84,566)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(61,142)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(84,566)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(38,817)

Total Currency Call Options Written (premiums received $965,937)							$(565,827)

Currency Put Options Written — (0.0)%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	110,500	INR	65.00	7/1/13	$(1,697)
Indian Rupee	Goldman Sachs International	INR	91,000	INR	65.00	7/1/13	(1,398)
Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	(2,413)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(2,011)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(1,340)

Total Currency Put Options Written (premiums received $197,403)							$(8,859)

Other Assets, Less Liabilities — 0.6%							$4,929,654

Net Assets — 100.0%							$806,239,926

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $29,601,988 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $22,794,649 or 2.8% of the Portfolio’s net assets.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $6,529.

Securities Sold Short — (4.2)%

Foreign Government Bonds — (3.9)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,840,149)

Total Belgium			$(4,840,149)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,269,887)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,270,789)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,752,467)

Total France			$(20,293,143)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,029,064)

Total Germany			$(2,029,064)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,078,887)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,550,683)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,467,927)

Total Supranational			$(4,097,497)

Total Foreign Government Bonds (proceeds $28,889,754)			$(31,259,853)

Common Stocks — (0.3)%

Security	Shares		Value
China — (0.3)%
Agricultural Bank of China, Ltd., Class H		(1,157,000)	$(628,558)
Bank of China, Ltd., Class H		(1,202,000)	(593,793)
China Construction Bank Corp., Class H		(671,000)	(578,825)
Industrial & Commercial Bank of China, Ltd., Class H		(781,000)	(588,179)

Total Common Stocks (proceeds $1,768,643)			$(2,389,355)

Total Securities Sold Short (proceeds $30,658,397)			$(33,649,208)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $39,368,804 or 4.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 868,980,000	Euro 2,929,311	JPMorgan Chase Bank	$(56,084)
2/1/13	Sri Lankan Rupee 16,000,000	United States Dollar 126,683	Standard Chartered Bank	50
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	(5,267)
2/11/13	Mexican Peso 31,670,000	United States Dollar 2,496,613	BNP Paribas SA	7,318
2/12/13	Japanese Yen 396,198,000	United States Dollar 4,366,083	Goldman Sachs International	33,222
2/12/13	Japanese Yen 43,100,000	United States Dollar 485,965	Goldman Sachs International	14,619
2/14/13	Serbian Dinar 264,003,920	Euro 2,345,451	Deutsche Bank	(26,699)
2/19/13	Australian Dollar 10,590,000	United States Dollar 11,129,878	Deutsche Bank	99,237
2/20/13	Euro 23,274,094	United States Dollar 29,858,229	Australia and New Zealand Banking Group Limited	(1,746,283)
2/20/13	Euro 1,188,336	United States Dollar 1,589,036	Bank of America	(24,636)
2/20/13	Euro 15,474,650	United States Dollar 19,735,904	Bank of America	(1,277,535)
2/20/13	Euro 1,855,758	United States Dollar 4,676,886	Goldman Sachs International	(83,358)
2/22/13	New Taiwan Dollar 148,289,000	United States Dollar 5,122,953	Australia and New Zealand Banking Group Limited	103,287
2/25/13	New Taiwan Dollar 71,675,000	United States Dollar 2,479,675	Australia and New Zealand Banking Group Limited	53,643
2/25/13	New Taiwan Dollar 75,259,000	United States Dollar 2,603,937	Barclays Bank PLC	56,595
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	(7,261)
3/4/13	New Zealand Dollar 6,636,940	United States Dollar 5,438,309	BNP Paribas SA	(121,058)
3/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,464,790	Barclays Bank PLC	89,392
3/8/13	New Taiwan Dollar 76,539,000	United States Dollar 2,646,760	Barclays Bank PLC	56,207
3/8/13	New Taiwan Dollar 80,366,000	United States Dollar 2,779,003	HSBC Bank USA	58,921
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	(2,457)
3/11/13	Euro 7,226,688	United States Dollar 9,445,281	Bank of America	(369,087)
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	(23,134)
3/19/13	Euro 2,360,000	United States Dollar 3,108,509	Goldman Sachs International	(96,683)
3/21/13	Euro 3,249,221	United States Dollar 4,325,785	State Street Bank and Trust Co.	(87,134)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/21/13	Euro 5,180,157	United States Dollar 6,892,199	State Street Bank and Trust Co.	$(143,216)
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	(7,791)
3/28/13	New Zealand Dollar 2,130,559	United States Dollar 1,776,887	Bank of America	(4,917)
3/28/13	New Zealand Dollar 20,130,638	United States Dollar 16,795,998	Goldman Sachs International	(39,412)
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	(6,773)
4/15/13	Hungarian Forint 457,020,000	Euro 1,522,487	JPMorgan Chase Bank	(34,746)
4/15/13	Hungarian Forint 350,504,410	Euro 1,177,454	Standard Chartered Bank	(13,328)
4/15/13	Japanese Yen 659,000,000	United States Dollar 7,478,438	Toronto-Dominion Bank	268,407
4/16/13	Philippine Peso 34,798,389	United States Dollar 862,307	Barclays Bank PLC	6,689

				$(3,329,272)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 868,980,000	Euro 2,937,055	Credit Suisse International	$45,569
2/6/13	Nigerian Naira 349,400,000	United States Dollar 2,179,663	Deutsche Bank	42,538
2/11/13	Colombian Peso 1,178,600,000	United States Dollar 663,757	Bank of Nova Scotia	(284)
2/11/13	Mexican Peso 25,370,000	United States Dollar 1,980,288	Standard Chartered Bank	13,821
2/11/13	Swedish Krona 49,826,800	Euro 5,805,580	Credit Suisse International	(47,276)
2/14/13	Polish Zloty 59,671,232	Euro 14,563,372	BNP Paribas SA	(491,172)
2/14/13	Serbian Dinar 109,239,000	Euro 978,406	Citibank NA	306
2/19/13	Australian Dollar 3,070,000	United States Dollar 3,206,769	JPMorgan Chase Bank	(9,028)
2/19/13	Hong Kong Dollar 8,715,536	United States Dollar 1,124,745	Goldman Sachs International	(881)
2/19/13	Indian Rupee 69,732,000	United States Dollar 1,298,306	Bank of America	8,546
2/19/13	Indian Rupee 97,053,000	United States Dollar 1,807,318	Citibank NA	11,558
2/19/13	Malaysian Ringgit 6,866,000	United States Dollar 2,238,962	Goldman Sachs International	(31,245)
2/19/13	South Korean Won 2,887,426,000	United States Dollar 2,678,254	Standard Chartered Bank	(28,026)
2/19/13	Yuan Offshore Renminbi 8,552,000	United States Dollar 1,365,480	Goldman Sachs International	10,344
2/19/13	Yuan Offshore Renminbi 9,453,000	United States Dollar 1,509,220	Standard Chartered Bank	11,555

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	New Turkish Lira 1,468,680	United States Dollar 821,088	Bank of America	$11,970
2/20/13	Russian Ruble 264,394,000	United States Dollar 8,710,638	BNP Paribas SA	76,167
2/20/13	Yuan Offshore Renminbi 18,187,000	United States Dollar 2,893,255	Bank of America	32,430
2/20/13	Yuan Offshore Renminbi 35,024,000	United States Dollar 5,570,849	Barclays Bank PLC	63,351
2/22/13	Malaysian Ringgit 184,941,000	United States Dollar 61,285,416	Nomura International PLC	(1,831,146)
2/22/13	New Taiwan Dollar 61,563,156	United States Dollar 2,078,432	Deutsche Bank	5,515
2/22/13	New Taiwan Dollar 59,080,844	United States Dollar 1,995,974	Standard Chartered Bank	3,945
2/22/13	New Taiwan Dollar 116,358,000	United States Dollar 4,025,532	Standard Chartered Bank	(86,748)
2/22/13	Polish Zloty 160,152,909	United States Dollar 50,993,588	Bank of America	721,822
2/22/13	Singapore Dollar 4,820,000	United States Dollar 3,933,329	Deutsche Bank	(38,953)
2/22/13	Singapore Dollar 4,720,000	United States Dollar 3,851,411	Nomura International PLC	(37,831)
2/22/13	South Korean Won 1,121,115,000	United States Dollar 1,058,195	Barclays Bank PLC	(29,286)
2/22/13	South Korean Won 1,078,543,000	United States Dollar 1,018,041	Nomura International PLC	(28,203)
2/22/13	Thai Baht 251,158,000	United States Dollar 8,190,113	Nomura International PLC	222,834
2/22/13	Yuan Offshore Renminbi 10,706,000	United States Dollar 1,705,728	BNP Paribas SA	16,285
2/22/13	Yuan Offshore Renminbi 11,757,000	United States Dollar 1,873,387	Deutsche Bank	17,675
2/22/13	Yuan Offshore Renminbi 11,701,000	United States Dollar 1,864,315	HSBC Bank USA	17,739
2/26/13	South Korean Won 2,199,516,000	United States Dollar 2,043,970	Bank of America	(25,639)
2/28/13	Mexican Peso 742,815,389	United States Dollar 56,943,410	Toronto-Dominion Bank	1,340,449
2/28/13	Yuan Renminbi 3,270,675	United States Dollar 520,510	JPMorgan Chase Bank	775
2/28/13	Yuan Renminbi 3,270,675	United States Dollar 520,344	Standard Chartered Bank	941
3/1/13	Yuan Renminbi 10,940,000	United States Dollar 1,741,206	JPMorgan Chase Bank	1,784
3/4/13	Brazilian Real 79,717,500	United States Dollar 39,876,695	BNP Paribas SA	33,939
3/8/13	South African Rand 41,419,000	United States Dollar 4,758,726	Standard Bank	(148,388)
3/8/13	South African Rand 85,036,586	United States Dollar 9,775,444	Standard Chartered Bank	(310,044)
3/11/13	South African Rand 69,751,603	United States Dollar 7,882,873	Credit Suisse International	(122,009)
3/13/13	Hong Kong Dollar 103,484,981	United States Dollar 13,354,279	Standard Chartered Bank	(8,864)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/22/13	Indian Rupee 114,003,000	United States Dollar 2,094,046	JPMorgan Chase Bank	$30,197
3/22/13	Indian Rupee 137,337,000	United States Dollar 2,522,421	Nomura International PLC	36,610
3/22/13	Indian Rupee 113,042,000	United States Dollar 2,076,203	Standard Chartered Bank	30,134
3/28/13	Indian Rupee 51,700,000	United States Dollar 952,179	Citibank NA	10,187
3/28/13	Indian Rupee 55,500,000	United States Dollar 1,021,789	Deutsche Bank	11,312
4/15/13	Indian Rupee 305,179,000	United States Dollar 5,497,681	Nomura International PLC	166,238
4/15/13	South Korean Won 2,632,073,000	United States Dollar 2,463,680	Bank of America	(54,150)
4/15/13	South Korean Won 2,320,927,000	United States Dollar 2,171,831	Nomura International PLC	(47,139)
4/17/13	Thai Baht 553,855,000	United States Dollar 18,132,428	Citibank NA	358,590
4/30/13	Norwegian Krone 22,382,941	Euro 3,005,713	BNP Paribas SA	215
4/30/13	Norwegian Krone 22,382,941	Euro 3,005,632	Deutsche Bank	324
4/30/13	Peruvian New Sol 6,787,570	United States Dollar 2,652,431	Deutsche Bank	(24,324)
5/2/13	Peruvian New Sol 3,010,200	United States Dollar 1,177,930	Standard Chartered Bank	(12,453)
6/14/13	Russian Ruble 21,550,000	United States Dollar 683,097	Bank of America	20,334
6/14/13	Russian Ruble 20,650,000	United States Dollar 654,828	Citibank NA	19,225
6/17/13	Hungarian Forint 265,581,048	United States Dollar 1,182,264	Goldman Sachs International	31,468
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	29,228
9/16/13	Russian Ruble 10,892,000	United States Dollar 340,535	JPMorgan Chase Bank	10,115
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	20,851
12/16/13	Russian Ruble 18,943,000	United States Dollar 585,157	Goldman Sachs International	16,475

				$90,272

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	41 CAC 40 Index	Short	$(2,063,959)	$(2,077,320)	$(13,361)
2/13	35 Gold	Short	(5,865,380)	(5,812,100)	53,280
2/13	60 Hang Seng H-Shares	Long	4,646,762	4,698,790	52,028
3/13	39 Dow Jones Euro Stoxx 50 Index	Short	(1,403,287)	(1,435,589)	(32,302)
3/13	140 Euro-Bobl	Short	(24,174,016)	(23,890,779)	283,237
3/13	16 Euro-Bund	Short	(3,145,101)	(3,082,751)	62,350
3/13	11 Euro-Schatz	Short	(1,654,664)	(1,646,598)	8,066
3/13	8 Japan 10-Year Bond	Short	(12,662,475)	(12,623,982)	38,493

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/13	7 U.S. 10-Year Deliverable Interest Rate Swap	Short	$(709,078)	$(693,547)	$15,531
4/13	22 Platinum	Long	1,788,385	1,842,940	54,555

					$521,877

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46%	9/24/20	$139,449
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	69,607
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	28,874
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	18,506
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	31,935
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	31,035
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	20,336
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(4,456)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	102,891
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	439,224
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	85,907
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	430,373
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	13,630
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	57,152
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	127,569
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	64,864
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	128,048
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	210,848
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	217,765
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	39,733
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	23,885
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	21,466
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	37,979
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	19,807
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	104,703
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	49,858
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(175,710)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	322,549
BNP Paribas NA	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	36,312
BNP Paribas NA	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	3,540
BNP Paribas NA	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(21,390)
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	92,225

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86%	11/10/20	$357,475
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	8,095
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(87,967)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	55,350
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	24,590
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	17,835
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	15,426
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	6,640
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	5,432
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	15,930
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	22,654
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	123,237
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	102,187
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	201,191
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	19,516
Credit Suisse International	USD	92	Receives	3-month-USD-LIBOR-BBA	1.81	10/23/22	1,271
Credit Suisse International	USD	560	Receives	3-month-USD-LIBOR-BBA	1.75	11/6/22	11,720
Deutsche Bank	BRL	19,700	Pays	Brazil Citep Interbank Deposit Rate	10.02	7/1/15	617,286
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	344,893
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	134,712
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	63,706
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	88,370
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	32,928
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	57,754
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	27,772
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	19,844
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	16,164
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	3,774
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	575,719
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	11,289
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	642,234
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	574,585
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	320,002
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	421,432
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	141,386
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(91,257)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(92,487)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	(80,047)
JPMorgan Chase Bank	BRL	41,183	Pays	Brazil Citep Interbank Deposit Rate	9.63	1/2/14	789,131
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil Citep Interbank Deposit Rate	9.19	1/2/17	137,413
JPMorgan Chase Bank	MXN	1,901,300	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(60,282)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	608
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	64,210
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	24,054
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	98,534
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	12,618
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	324,269
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	225,830
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	813,266
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(122,047)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	390,156
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	23,770
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	401,882

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87%	10/26/16	$501,947
Nomura International PLC	BRL	9,479	Pays	Brazil Citep Interbank Deposit Rate	8.09	1/4/16	(42,278)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	654,112
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	208,241
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	76,423

							$12,021,012

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$2,199	5.00	%(1)	6/20/13	43.1%	$(276,719)	$(2,353)	$(279,072)
Argentina	Credit Suisse International	510	5.00	(1)	6/20/13	43.1	(64,178)	(1,285)	(65,463)
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	43.1	(92,366)	(1,849)	(94,215)
Argentina	Deutsche Bank	240	5.00	(1)	6/20/13	43.1	(30,202)	(562)	(30,764)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	43.1	(84,060)	(1,682)	(85,742)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	43.1	(87,433)	(2,379)	(89,812)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	43.1	(92,366)	(1,849)	(94,215)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.16	(2,594)	3,603	1,009
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.16	(1,757)	2,558	801
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.61	(67,628)	78,990	11,362
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.61	(17,687)	9,602	(8,085)
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.61	(23,930)	14,575	(9,355)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.61	(79,072)	36,259	(42,813)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.16	(2,510)	4,058	1,548
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.16	(1,891)	3,083	1,192
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.61	(11,705)	10,605	(1,100)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.61	(11,211)	9,472	(1,739)
South Africa	BNP Paribas SA	750	1.00	(1)	9/20/17	1.61	(19,508)	18,316	(1,192)
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/17	1.61	(29,652)	23,555	(6,097)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.16	(2,811)	10,201	7,390

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$790	1.00	%(1)	12/20/15	1.16%	$(2,643)	$4,698	$2,055
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.16	(2,593)	4,234	1,641
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.61	(33,814)	42,792	8,978
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.10	(674)	6,280	5,606
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.16	(2,041)	3,328	1,287
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.61	(52,021)	60,761	8,740
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.61	(21,068)	27,333	6,265
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.16	(2,744)	4,877	2,133
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.16	(2,727)	4,667	1,940
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.61	(13,266)	16,350	3,084
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.10	(2,021)	11,474	9,453
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.61	(10,404)	7,239	(3,165)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.61	(130,053)	70,767	(59,286)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.31	(107,674)	187,587	79,913
Markit CDX North America High Yield Index	Citibank NA	1,970	5.00	(1)	12/20/17	4.46	56,522	1,150	57,672
Markit CDX North America High Yield Index	Deutsche Bank	1,900	5.00	(1)	12/20/17	4.46	54,513	51,780	106,293
Markit CDX North America High Yield Index	Deutsche Bank	2,180	5.00	(1)	12/20/17	4.46	62,547	2,545	65,092
Markit CDX North America High Yield Index	JPMorgan Chase Bank	1,590	5.00	(1)	12/20/17	4.46	45,619	3,713	49,332

Total		$50,806					$(1,163,822)	$724,493	$(439,329)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(1,074)	$—	$(1,074)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(3,347)	—	(3,347)
Brazil	Bank of America	350	1.00	(1)	6/20/20	9,750	(9,475)	275
Brazil	Bank of America	825	1.00	(1)	6/20/20	22,980	(28,179)	(5,199)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,900	1.00	%(1)	12/20/20	$92,024	$(72,873)	$19,151
Brazil	Bank of America	883	1.00	(1)	12/20/20	28,020	(25,942)	2,078
Brazil	Bank of America	387	1.00	(1)	12/20/20	12,280	(11,121)	1,159
Brazil	Bank of America	120	1.00	(1)	12/20/20	3,808	(3,299)	509
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(10,663)	—	(10,663)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	24,434	(23,150)	1,284
Brazil	Citibank NA	190	1.00	(1)	12/20/20	6,030	(5,285)	745
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	50,772	(30,003)	20,769
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	6,029	(5,895)	134
Brazil	Goldman Sachs International	3,300	1.00	(1)	9/20/22	146,413	(286,688)	(140,275)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	5,077	(4,450)	627
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	25,386	(18,737)	6,649
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	4,760	(4,172)	588
China	Bank of America	1,000	1.00	(1)	3/20/17	(20,471)	(24,670)	(45,141)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(33,735)	(36,998)	(70,733)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(14,391)	(14,999)	(29,390)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(28,516)	(29,721)	(58,237)
Colombia	Bank of America	950	1.00	(1)	9/20/21	20,025	(36,832)	(16,807)
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	10,291	(21,884)	(11,593)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	12,863	(37,118)	(24,255)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	10,290	(24,960)	(14,670)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(11,639)	(40,574)	(52,213)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	15,599	(28,186)	(12,587)
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	12,863	(37,118)	(24,255)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(6,355)	(22,467)	(28,822)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	44,268	(78,198)	(33,930)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	23,188	(42,648)	(19,460)
Croatia	BNP Paribas SA	1,670	1.00	(1)	12/20/17	126,415	(109,847)	16,568
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	28,083	(24,175)	3,908
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	23,466	(19,541)	3,925
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	13,115	(10,917)	2,198
Egypt	Bank of America	550	1.00	(1)	9/20/15	50,500	(13,865)	36,635
Egypt	Citibank NA	650	1.00	(1)	12/20/15	66,163	(25,210)	40,953
Egypt	Citibank NA	100	1.00	(1)	6/20/20	24,962	(8,185)	16,777
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	110,442	(42,085)	68,357
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	38,171	(13,626)	24,545
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	20,379	(4,799)	15,580
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,477	(4,043)	7,434
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	142,506	(40,739)	101,767
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	94,664	(32,812)	61,852
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	24,962	(8,235)	16,727
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	12,481	(4,112)	8,369
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	33,784	(26,849)	6,935
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	33,122	(74,391)	(41,269)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Hungary	Goldman Sachs International	$500	1.00	%(1)	3/20/17	$33,122	$(73,525)	$(40,403)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	6,487	(5,796)	691
Lebanon	Citibank NA	250	3.30		9/20/14	(5,619)	—	(5,619)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	4,864	(4,259)	605
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	6,486	(5,883)	603
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	3,243	(2,898)	345
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	11,724	(9,016)	2,708
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	3,908	(3,023)	885
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	65,062	(49,117)	15,945
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	54,652	(43,247)	11,405
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	22,772	(17,153)	5,619
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	3,907	(2,790)	1,117
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	74,170	(58,144)	16,026
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	56,279	(44,300)	11,979
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Mexico	Bank of America	300	1.00	(1)	6/20/22	7,722	(18,223)	(10,501)
Mexico	Bank of America	680	1.00	(1)	6/20/22	17,504	(46,932)	(29,428)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	7,723	(18,447)	(10,724)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	9,010	(23,897)	(14,887)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	12,355	(35,421)	(23,066)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	18,019	(44,730)	(26,711)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	10,297	(24,598)	(14,301)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	12,871	(37,081)	(24,210)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(9,931)	(8,751)	(18,682)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,043)	—	(3,043)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,033)	(1,757)	(3,790)
Philippines	Citibank NA	200	1.84		12/20/14	(6,047)	—	(6,047)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(2,148)	(2,016)	(4,164)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(8,537)	(8,181)	(16,718)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,033)	(1,757)	(3,790)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(69,313)	(53,554)	(122,867)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	18,461	(42,040)	(23,579)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	33,870	(109,342)	(75,472)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	12,205	(42,002)	(29,797)
Russia	Citibank NA	730	1.00	(1)	9/20/17	11,138	(23,530)	(12,392)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	20,292	(66,047)	(45,755)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	13,731	(29,019)	(15,288)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	6,408	(13,716)	(7,308)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	7,323	(15,879)	(8,556)
South Africa	Bank of America	300	1.00	(1)	12/20/19	18,677	(9,578)	9,099
South Africa	Bank of America	775	1.00	(1)	12/20/20	60,131	(23,536)	36,595

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$525	1.00	%(1)	12/20/20	$40,734	$(17,488)	$23,246
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	310,161	(207,485)	102,676
South Africa	Bank of America	920	1.00	(1)	9/20/22	93,864	(69,540)	24,324
South Africa	Bank of America	680	1.00	(1)	9/20/22	69,378	(49,075)	20,303
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	265,269	(247,268)	18,001
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	18,677	(11,072)	7,605
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	6,601	(2,849)	3,752
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	58,192	(24,052)	34,140
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	43,838	(17,095)	26,743
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	43,973	(37,747)	6,226
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	51,013	(40,828)	10,185
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/22	116,310	(94,144)	22,166
South Africa	BNP Paribas SA	500	1.00	(1)	9/20/22	51,013	(41,949)	9,064
South Africa	Citibank NA	150	1.00	(1)	12/20/19	9,339	(6,294)	3,045
South Africa	Citibank NA	100	1.00	(1)	3/20/20	6,601	(4,447)	2,154
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,602	(3,125)	3,477
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,602	(3,802)	2,800
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	60,131	(25,023)	35,108
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	61,295	(26,805)	34,490
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	65,174	(35,030)	30,144
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	132,635	(128,378)	4,257
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	36,915	(21,704)	15,211
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	47,329	(19,234)	28,095
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	204,053	(189,034)	15,019
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	82,641	(76,888)	5,753
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	63,235	(26,218)	37,017
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	63,623	(26,806)	36,817
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	52,033	(46,916)	5,117
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	6,225	(4,375)	1,850
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	6,226	(5,251)	975
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,601	(3,070)	3,531
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,602	(3,180)	3,422
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,601	(4,394)	2,207
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	510,133	(373,354)	136,779
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	40,811	(32,406)	8,405
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	20,149	(12,440)	7,709
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	86,860	(56,172)	30,688
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	85,619	(56,411)	29,208
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	37,225	(24,161)	13,064
Spain	Citibank NA	300	1.00	(1)	3/20/20	34,045	(5,865)	28,180
Spain	Citibank NA	300	1.00	(1)	3/20/20	34,044	(12,077)	21,967
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	34,044	(5,538)	28,506

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank		$300	1.00	%(1)	3/20/20	$34,044	$(12,077)	$21,967
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	64,410	(28,762)	35,648
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	405,139	(228,920)	176,219
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	83,137	(54,776)	28,361
Spain	Goldman Sachs International		193	1.00	(1)	9/20/20	23,286	(14,683)	8,603
Thailand	Barclays Bank PLC		400	0.97		9/20/19	4,760	—	4,760
Thailand	Citibank NA		400	0.86		12/20/14	(4,299)	—	(4,299)
Thailand	Citibank NA		200	0.95		9/20/19	2,634	—	2,634
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	(22,461)	(7,831)	(30,292)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	(2,190)	—	(2,190)
Tunisia	Barclays Bank PLC		350	1.00	(1)	9/20/17	33,050	(29,806)	3,244
Tunisia	Citibank NA		400	1.00	(1)	9/20/17	37,772	(35,698)	2,074
Tunisia	Deutsche Bank		600	1.00	(1)	6/20/17	53,188	(41,633)	11,555
Tunisia	Deutsche Bank		460	1.00	(1)	6/20/17	40,778	(33,692)	7,086
Tunisia	Goldman Sachs International		400	1.00	(1)	9/20/17	37,772	(30,069)	7,703
Tunisia	Goldman Sachs International		320	1.00	(1)	9/20/17	30,217	(25,319)	4,898
Tunisia	Goldman Sachs International		300	1.00	(1)	9/20/17	28,329	(24,970)	3,359
Tunisia	JPMorgan Chase Bank		410	1.00	(1)	9/20/17	38,715	(35,800)	2,915
Tunisia	Nomura International PLC		500	1.00	(1)	12/20/17	50,021	(49,970)	51
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	3,611	(5,634)	(2,023)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	3,611	(5,502)	(1,891)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	12/20/17	24,339	(47,214)	(22,875)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	12/20/17	(257,760)	158,558	(99,202)

							$5,825,944	$(5,412,434)	$413,510

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,806,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Sales

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$407

				$407

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	1,806,700	$1,163,340
Options written		—	$—

Outstanding, end of period	INR	1,806,700	$1,163,340

INR	-	Indian Rupee

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$107,835	$—
Commodity	Put Options Purchased	206,670	—

		$314,505	$—

Credit	Credit Default Swaps	$6,570,750	$(1,908,628)

		$6,570,750	$(1,908,628)

Equity Price	Futures Contracts*	$52,028	$(45,663)

		$52,028	$(45,663)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$988,639	$—
Foreign Exchange	Currency Options Written	—	(574,686)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,350,948	(7,589,948)
Foreign Exchange	Total Return Swaps	407	—

		$5,339,994	$(8,164,634)

Interest Rate	Futures Contracts*	$407,677	$—
Interest Rate	Interest Rate Swaps	12,798,933	(777,921)

		$13,206,610	$(777,921

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$796,852,689

Gross unrealized appreciation	$31,453,858
Gross unrealized depreciation	(26,421,589)

Net unrealized appreciation	$5,032,269

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$632,429,613		$—	$632,429,613
Common Stocks	—	3,447,699	*	—	3,447,699
Precious Metals	8,031,515	—		—	8,031,515
Currency Call Options Purchased	—	986,702		—	986,702
Currency Put Options Purchased	—	1,937		—	1,937
Put Options Purchased	206,670	—		—	206,670
Short-Term Investments -
Foreign Government Securities	—	83,735,568		—	83,735,568
U.S. Treasury Obligations	—	17,903,911		—	17,903,911
Repurchase Agreements	—	31,961,563		—	31,961,563
Other	—	23,179,780		—	23,179,780
Total Investments	$8,238,185	$793,646,773		$—	$801,884,958

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$4,350,948	$—	$4,350,948
Swap Contracts	—	19,370,090	—	19,370,090
Futures Contracts	567,540	—	—	567,540
Total	$8,805,725	$817,367,811	$—	$826,173,536

Liability Description
Currency Call Options Written	$—	$(565,827)	$—	$(565,827)
Currency Put Options Written	—	(8,859)	—	(8,859)
Securities Sold Short	—	(33,649,208)	—	(33,649,208)
Forward Foreign Currency Exchange Contracts	—	(7,589,948)	—	(7,589,948)
Swap Contracts	—	(2,686,549)	—	(2,686,549)
Futures Contracts	(45,663)		—	(45,663)
Total	$(45,663)	$(44,500,391)	$—	$(44,546,054)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013